Filed pursuant to Rule 497(e)
File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated November 22, 2016 to the

Ashmore Funds Prospectus,

Dated June 9, 2016 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Frontier Equity Fund (the “Fund”)

The purpose of this Supplement is to provide you with information regarding certain changes to the Fund. Effective November 22, 2016, the following changes will take place:

•	Brian D’Aguiar will no longer serve as a portfolio manager to the Fund.

•	Felicia Morrow, Chief Executive Officer and Chief Investment Officer of the Subadviser and Andy Brudenell, Portfolio Manager, will continue to share primary responsibility for the day-to-day management of the Fund. Ms. Morrow has participated in the management of the Fund since its inception in 2013 and Mr. Brudenell has participated in the management of the Fund since December 2015.

Prospectus Changes

1.        Portfolio Managers. The sub-section entitled “Portfolio Managers” in the section “Summary Information about the Funds—Ashmore Emerging Markets Frontier Equity Fund” is hereby deleted in its entirety and replaced with the following:

           Portfolio Managers—Felicia Morrow, Chief Executive Officer and Chief Investment Officer of the Subadviser; Andy Brudenell, Portfolio Manager. Ms. Morrow has participated in the management of the Fund since its inception in 2013 and Mr. Brudenell has participated in the management of the Fund since December 2015.

2.        Management of the Funds. In the section entitled “Management of the Funds,” the following language replaces the applicable subsection in its entirety:

Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund (for purposes of this section, the “Funds”)

Subadviser. The Subadviser has full investment discretion and makes all determinations with respect to the investment of each Fund’s assets, subject to the general supervision of the Investment Manager and the Board of Trustees. The Subadviser is indirectly majority-owned by Ashmore Group. As of December 31, 2015, the Subadviser managed approximately $2.46 billion in assets, principally in pooled vehicles and accounts located within and outside the United States. The Subadviser’s principal business address is 1001 19th Street North, Arlington, Virginia 22209.

On July 1, 2013, the Subadviser changed its name to Ashmore Equities Investment Management (US) LLC. On June 1, 2011, the Subadviser changed its name to Ashmore EMM, L.L.C. from Emerging Markets Management, L.L.C. in connection with its acquisition by Ashmore Group.

The individuals at the Subadviser listed below share primary responsibility for the day-to-day management of the noted Fund.

Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund	Felicia Morrow, lead portfolio manager	Inception	Felicia Morrow is Chief Executive Officer and Chief Investment Officer of AEIM. She is responsible for country allocation and overall maintenance of investment standards and chairs AEIM’s Investment Committee. Ms. Morrow serves on the Board of Directors of AEIM. Prior to joining AEIM in 1990, Ms. Morrow served as a consultant to the World Bank and was a Project Development Officer for USAID. She has travelled extensively throughout emerging markets and lived in Indonesia. Ms. Morrow earned an M.B.A. from Harvard Business School and a B.A. from Stanford University.

Ashmore Emerging Markets Frontier Equity Fund	Andy Brudenell	December 2015	Andy Brudenell is a Portfolio Manager responsible for frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

Investors Should Retain This Supplement for Future Reference

Filed pursuant to Rule 497(e)
File Nos. 333-169226 and 811-22468

ASHMORE FUNDS

Supplement dated November 22, 2016 to the

Ashmore Funds Statement of Additional Information (“SAI”),

Dated June 9, 2016 (as supplemented thereafter)

Disclosure Related to

Ashmore Emerging Markets Frontier Equity Fund (the “Fund”)

    The purpose of this Supplement is to provide you with information regarding certain changes to the Fund. Effective November 22, 2016, the following changes will take place:

    The sub-section entitled “Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund” within the section “Portfolio Managers” is hereby replaced with the following:

Ashmore Emerging Markets Value Fund, Ashmore Emerging Markets Small-Cap Equity Fund and Ashmore Emerging Markets Frontier Equity Fund:

Investment decisions for the Funds are made by the individuals at the Subadviser listed below, who have or share primary responsibility for the day-to-day management of the noted Fund:

Fund	Portfolio Manager	Since	Recent Professional Experience
Ashmore Emerging Markets Value Fund and Ashmore Emerging Markets Small-Cap Equity Fund	Felicia Morrow, lead portfolio manager	Inception	Felicia Morrow is Chief Executive Officer and Chief Investment Officer of AEIM. She is responsible for country allocation and overall maintenance of investment standards and chairs AEIM’s Investment Committee. Ms. Morrow serves on the Board of Directors of AEIM. Prior to joining AEIM in 1990, Ms. Morrow served as a consultant to the World Bank and was a Project Development Officer for USAID. She has travelled extensively throughout emerging markets and lived in Indonesia. Ms. Morrow earned an M.B.A. from Harvard Business School and a B.A. from Stanford University.

Ashmore Emerging Markets Frontier Equity Fund	Felicia Morrow	Inception	See above.

	Andy Brudenell	December 2015	Andy Brudenell is a Portfolio Manager responsible for frontier equity markets. Prior to joining Ashmore, he was head of the Global Frontier Equity Strategy, and Lead Portfolio Manager at HSBC Global Asset Management. Prior to joining HSBC, he worked as a US Fund Manager at Scudder Investments and as an Asia Pacific Equities Analyst and Global Equities Portfolio Manager at Deutsche Asset Management. He holds an MSc from the London School of Economics and is a CFA Charterholder.

Other Accounts Managed. The following tables show information regarding other accounts managed by the Investment Committee Members and the Portfolio Managers as of August 31, 2016 unless otherwise noted:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller, Robin Forrest, Fernando Assad(1)(2) and Jan Dehn(1))	3	$1,077,316,202	48	$11,458,553,270	77	$36,535,943,971
Felicia Morrow	0	$0	9	$959,124,000	6	$1,190,278,670
Andy Brudenell(3)	0	$0	3	$706,624,177	0	$0

Accounts and Assets for which the Advisory Fee is Based on Performance

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Investment Committee (Mark Coombs, Ricardo Xavier, Herbert Saller, Robin Forrest, Fernando Assad(1)(2) and Jan Dehn(1))	0	$0	19	$4,198,372,827	11	$4,677,102,991
Felicia Morrow	0	$0	1	$4,016,580	1	$121,248,320
Andy Brudenell(3)	0	$0	0	$0	0	$0

(1)	Messrs. Assad and Dehn joined the Investment Committee effective October 1, 2016, and their Other Accounts Managed information is current as of October 3, 2016.

(2)	Mr. Assad commenced management of Ashmore Emerging Markets Active Equity Fund on November 1, 2016.

(3)	Mr. Brudenell commenced management of Ashmore Emerging Markets Frontier Equity Fund on December 14, 2015, and his Other Accounts Managed information is current as of December 31, 2015.

Investors Should Retain This Supplement for Future Reference